Leases - Other lease costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Expenses relating to short-term leases	$ 28	$ 32
Expenses relating to leases of low-value assets	6	6
Expenses relating to variable lease payments	1	3
At 31 December	$ 35	$ 41